Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Remuneration For Non Executive Directors (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)
Explanatory Remuneration Of Non Executive Directors Received Line Items
Helthcare And Casualty Insurance Premiums For Non Executive Members Of The Board Of Directors	€ 126
Approval rate of Remuneration Policy for BBVA Directors	96.54%
Tomas Alfaro Drake | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	€ 129
Tomas Alfaro Drake | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Tomas Alfaro Drake | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	71
Tomas Alfaro Drake | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Tomas Alfaro Drake | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	25
Tomas Alfaro Drake | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	102
Tomas Alfaro Drake | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43
Tomas Alfaro Drake | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	370
Jose Miguel Andres Torrecillas | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Jose Miguel Andres Torrecillas | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Miguel Andres Torrecillas | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	179
Jose Miguel Andres Torrecillas | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107
Jose Miguel Andres Torrecillas | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Miguel Andres Torrecillas | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	41
Jose Miguel Andres Torrecillas | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Miguel Andres Torrecillas | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	455
Jose Antonio Fernandez Rivero | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Jose Antonio Fernandez Rivero | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	167
Jose Antonio Fernandez Rivero | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Antonio Fernandez Rivero | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Antonio Fernandez Rivero | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43
Jose Antonio Fernandez Rivero | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Antonio Fernandez Rivero | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	25
Jose Antonio Fernandez Rivero | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	363
Belen Garijo Lopez | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Belen Garijo Lopez | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	71
Belen Garijo Lopez | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	80
Belen Garijo Lopez | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	280
Sunir Kumar Kapoor | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Sunir Kumar Kapoor | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43
Sunir Kumar Kapoor | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	172
Carlos Loring Martinez de Irujo | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Carlos Loring Martinez de Irujo | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	167
Carlos Loring Martinez de Irujo | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Carlos Loring Martinez de Irujo | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107
Carlos Loring Martinez de Irujo | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	25
Carlos Loring Martinez de Irujo | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Carlos Loring Martinez de Irujo | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Carlos Loring Martinez de Irujo | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	427
Lourdes Maiz Carro | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Lourdes Maiz Carro | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Lourdes Maiz Carro | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	71
Lourdes Maiz Carro | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Lourdes Maiz Carro | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	25
Lourdes Maiz Carro | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	41
Lourdes Maiz Carro | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Lourdes Maiz Carro | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	266
Jose Maldonado Ramos | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Jose Maldonado Ramos | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	167
Jose Maldonado Ramos | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Maldonado Ramos | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	62
Jose Maldonado Ramos | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Maldonado Ramos | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	41
Jose Maldonado Ramos | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Maldonado Ramos | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	399
Jose Luis Palao Garcia Suelto | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	70
Juan Pi Llorens | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Juan Pi Llorens | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Juan Pi Llorens | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	71
Juan Pi Llorens | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	125
Juan Pi Llorens | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	45
Juan Pi Llorens | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Juan Pi Llorens | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43
Juan Pi Llorens | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	412
Susana Rodriguez Vidarte | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	129
Susana Rodriguez Vidarte | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	167
Susana Rodriguez Vidarte | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Susana Rodriguez Vidarte | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107
Susana Rodriguez Vidarte | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Susana Rodriguez Vidarte | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	41
Susana Rodriguez Vidarte | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Susana Rodriguez Vidarte | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	443
James Andrew Stott | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	178
Total remuneration for non executive directors | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	1,287	[1]
Total remuneration for non executive directors | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	667	[1]
Total remuneration for non executive directors | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	464	[1]
Total remuneration for non executive directors | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	508	[1]
Total remuneration for non executive directors | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	243	[1]
Total remuneration for non executive directors | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	265	[1]
Total remuneration for non executive directors | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	154	[1]
Total remuneration for non executive directors | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	€ 3,587	[1]

[1]

Includes the amounts for memberships of the different committees during the year 2017. The composition of these committees was modified on May 31, 2017.

In addition, José Luis Palao García-Suelto and James Andrew Stott, who ceased as directors on March 17, 2017 and on May 31, 2017, respectively, received a total amount of € 70 thousand and € 178 thousand, respectively, as members of the Board of Directors and of the different Board committees.